UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number	811-21735
Eaton Vance Tax-Managed Buy-Write Opportunities Fund
(Exact Name of Registrant as Specified in Charter)
The Eaton Vance Building, 255 State Street, Boston, Massachusetts	02109
(Address of Principal Executive Offices)	(Zip code)
Alan R. Dynner, Esq. Eaton Vance Management, 255 State Street, Boston, Massachusetts 02109
(Name and Address of Agent for Service)
Registrant’s Telephone Number, Including Area Code:	(617) 482-8260
Date of Fiscal Year End:	December 31
Date of Reporting Period:	September 30, 2006

Item 1. Schedule of Investments

Eaton Vance Tax-Managed Buy-Write Opportunities Fund                                               as of September 30, 2006

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 101.7%

Security	Shares	Value
Aerospace & Defense — 1.4%
General Dynamics Corp.	54,228	$3,886,521
Honeywell International, Inc.	153,464	6,276,678
Northrop Grumman Corp.	87,518	5,957,350
		$16,120,549
Air Freight & Logistics — 0.7%
FedEx Corp.	66,217	7,196,464
Hub Group, Inc., Class A (1)	31,798	724,358
		$7,920,822
Auto Components — 0.4%
Johnson Controls, Inc.	62,060	4,452,184
		$4,452,184
Beverages — 1.2%
Brown-Forman Corp., Class B	10,403	797,390
Coca-Cola Co.	117,208	5,236,853
PepsiCo, Inc.	119,822	7,819,584
		$13,853,827
Biotechnology — 4.8%
Amgen, Inc. (1)	355,963	25,462,033
Biogen Idec, Inc. (1)	156,386	6,987,326
BioMarin Pharmaceutical, Inc. (1)	33,661	478,996
Enzon Pharmaceuticals, Inc. (1)	85,000	701,250
Genzyme Corp. (1)	101,950	6,878,566
Gilead Sciences, Inc. (1)	213,291	14,653,092
Regeneron Pharmaceuticals, Inc. (1)	108,503	1,702,412
		$56,863,675
Capital Markets — 2.2%
Amvescap PLC	80,706	1,769,076
Bank of New York Co., Inc.	228,487	8,056,452
Charles Schwab Corp.	97,584	1,746,754
Federated Investors, Inc.	17,577	594,278
Franklin Resources, Inc.	73,904	7,815,348
Goldman Sachs Group, Inc.	32,518	5,501,070
T. Rowe Price Group, Inc.	21,876	1,046,767
		$26,529,745
Chemicals — 1.3%
Ashland, Inc.	1,339	85,401
Dow Chemical Co.	137,985	5,378,655
Du Pont E.I. de Nemours Co.	14,281	611,798
Eastman Chemical Co.	33,114	1,788,818
Monsanto Co.	155,450	7,307,704

Rohm & Haas Co.	14,250	$674,737
Tronox, Inc., Class B	2,869	36,637
		$15,883,750
Commercial Banks — 4.1%
Bank of America Corp.	335,612	17,978,735
Comerica, Inc.	9,100	517,972
Compass Bancshares, Inc.	11,751	669,572
First Horizon National Corp.	32,450	1,233,424
Huntington Bancshares, Inc.	21,800	521,674
Marshall & Ilsley Corp.	42,370	2,041,387
National City Corp.	208,604	7,634,906
North Fork Bancorp, Inc.	163,917	4,694,583
Popular, Inc.	33,484	650,929
Regions Financial Corp.	55,048	2,025,216
Synovus Financial Corp.	18,347	538,851
Wells Fargo & Co.	288,882	10,451,751
		$48,959,000
Commercial Services & Supplies — 1.2%
Acco Brands Corp. (1)	11,126	247,665
Avery Dennison Corp.	9,865	593,577
Cintas Corp.	213,538	8,718,757
Donnelley (R.R) & Sons Co.	85,009	2,801,897
Equifax, Inc.	17,858	655,567
Half (Robert) International, Inc.	21,611	734,126
Pitney Bowes, Inc.	21,262	943,395
		$14,694,984
Communications Equipment — 7.2%
Ciena Corp. (1)	21,580	588,055
Cisco Systems, Inc. (1)	1,470,933	33,831,459
Corning, Inc. (1)	173,033	4,223,736
Motorola, Inc.	254,178	6,354,450
QUALCOMM, Inc.	881,503	32,042,634
Research in Motion, Ltd. (1)	75,604	7,761,507
		$84,801,841
Computer Peripherals — 5.7%
Apple Computer, Inc. (1)	428,039	32,971,844
Dell, Inc. (1)	376,767	8,605,358
International Business Machines Corp.	176,202	14,437,992
McDATA Corp., Class A (1)	130,906	658,457
Network Appliance, Inc. (1)	196,068	7,256,477
Palm, Inc. (1)	183,682	2,674,410
Seagate Technology (1)	55,837	1,289,276
		$67,893,814

Construction & Engineering — 0.1%
Fluor Corp.	9,092	$699,084
		$699,084
Containers & Packaging — 0.2%
Bemis Co., Inc.	19,722	648,065
Temple-Inland, Inc.	33,131	1,328,553
		$1,976,618
Distributors — 0.0%
Genuine Parts Co.	12,694	547,492
		$547,492
Diversified Consumer Services — 0.2%
H&R Block, Inc.	109,446	2,379,356
		$2,379,356
Diversified Financial Services — 2.7%
CIT Group Inc.	12,621	613,759
Citigroup, Inc.	455,686	22,633,924
JPMorgan Chase & Co.	147,672	6,934,677
Moody’s Corp.	26,753	1,749,111
		$31,931,471
Diversified Telecommunication Services — 2.0%
AT&T Corp.	195,287	6,358,545
BellSouth Corp.	28,744	1,228,806
Citizens Communications Co.	425,089	5,968,250
Embarq Corp.	12,082	584,406
Qwest Communications International, Inc. (1)	74,950	653,564
Verizon Communications, Inc.	251,832	9,350,522
		$24,144,093
Electric Utilities — 0.7%
PPL Corp.	59,438	1,955,510
Progress Energy, Inc.	135,095	6,130,611
		$8,086,121
Electrical Equipment — 0.8%
Cooper Industries, Ltd., Class A	55,811	4,756,213
Emerson Electric Co.	59,709	5,007,197
		$9,763,410
Electronic Equipment & Instruments — 0.2%
Agilent Technologies, Inc. (1)	80,301	2,625,040
		$2,625,040
Energy Equipment & Services — 1.5%
Diamond Offshore Drilling, Inc.	41,269	2,986,638
Halliburton Co.	247,660	7,045,927

Noble Corp.	66,566	$4,272,206
Transocean, Inc. (1)	44,333	3,246,506
		$17,551,277
Food & Staples Retailing — 2.4%
CVS Corp.	244,991	7,869,111
Safeway, Inc.	190,210	5,772,874
SUPERVALU, Inc.	15,863	470,338
Wal-Mart Stores, Inc.	281,358	13,876,577
		$27,988,900
Food Products — 0.9%
Archer-Daniels-Midland Co.	58,107	2,201,093
Campbell Soup Co.	16,880	616,120
ConAgra Foods, Inc.	156,193	3,823,605
H.J. Heinz Co.	18,409	771,889
Hershey Co.	10,759	575,069
McCormick & Co., Inc.	15,743	597,919
Sara Lee Corp.	140,854	2,263,524
		$10,849,219
Gas Utilities — 0.1%
Nicor, Inc.	28,999	1,239,997
		$1,239,997
Health Care Equipment & Supplies — 1.3%
Baxter International, Inc.	53,182	2,417,654
Becton, Dickinson and Co.	11,666	824,436
C.R. Bard, Inc.	8,005	600,375
Cooper Cos., Inc.	2,438	130,433
Hospira, Inc. (1)	13,496	516,492
Intuitive Surgical, Inc. (1)	13,918	1,467,653
Medtronic, Inc.	115,235	5,351,513
Stryker Corp.	66,366	3,291,090
Zimmer Holdings, Inc. (1)	11,520	777,600
		$15,377,246
Health Care Providers & Services — 1.8%
Caremark Rx, Inc.	80,040	4,535,867
Genesis HealthCare Corp. (1)	51,852	2,469,711
Health Management Associates, Inc., Class A	4,522	94,510
Humana, Inc. (1)	24,940	1,648,285
Manor Care, Inc.	34,326	1,794,563
McKesson Corp.	127,345	6,713,628
Quest Diagnostics, Inc.	72,955	4,461,928
		$21,718,492

Hotels, Restaurants & Leisure — 1.8%
Carnival Corp.	19,600	$921,788
Harrah’s Entertainment, Inc.	84,311	5,600,780
International Game Technology	18,708	776,382
McDonald’s Corp.	13,554	530,232
Starbucks Corp. (1)	310,863	10,584,885
Starwood Hotels & Resorts Worldwide, Inc.	32,575	1,862,964
Wendy’s International Inc.	11,254	754,018
		$21,031,049
Household Durables — 0.8%
Black & Decker Corp.	5,886	467,054
D.R. Horton, Inc.	62,229	1,490,385
Fortune Brands, Inc.	40,476	3,040,152
Stanley Works	56,752	2,829,087
Whirlpool Corp.	23,719	1,995,005
		$9,821,683
Household Products — 1.4%
Colgate-Palmolive Co.	7,774	482,765
Procter & Gamble Co.	265,555	16,459,099
		$16,941,864
Independent Power Producers & Energy Traders — 0.5%
TXU Corp.	85,519	5,346,648
		$5,346,648
Industrial Conglomerates — 2.7%
General Electric Co.	761,087	26,866,371
Textron Inc.	7,000	612,500
Tyco International, Ltd.	164,456	4,603,123
		$32,081,994
Insurance — 3.1%
ACE, Ltd.	68,766	3,763,563
American International Group, Inc.	156,261	10,353,854
AON Corp.	21,504	728,340
Arthur J. Gallagher & Co.	115,781	3,087,879
Cincinnati Financial Corp.	13,382	643,139
Lincoln National Corp.	22,863	1,419,335
Marsh & McLennan Cos., Inc.	110,850	3,120,428
Progressive Corp.	14,112	346,308
Prudential Financial, Inc.	44,972	3,429,115
RenaissanceRe Holdings, Ltd.	33,585	1,867,326
SAFECO Corp.	12,497	736,448
St. Paul Travelers Cos., Inc.	139,548	6,543,406
XL Capital Ltd., Class A	1,697	116,584
		$36,155,725

Internet & Catalog Retail — 0.6%
IAC/InterActiveCorp (1)	227,517	$6,543,389
		$6,543,389
Internet Software & Services — 4.1%
eBay, Inc. (1)	414,488	11,754,880
Google, Inc., Class A (1)	63,552	25,541,549
Yahoo!, Inc. (1)	426,913	10,792,361
		$48,088,790
IT Services — 2.1%
Automatic Data Processing, Inc.	67,402	3,190,811
CheckFree Corp. (1)	91,365	3,775,202
Euronet Worldwide, Inc. (1)	37,379	917,654
Infosys Technologies, Ltd. ADR	73,468	3,506,628
MoneyGram International, Inc.	112,881	3,280,322
Paychex, Inc.	218,890	8,066,097
Satyam Computer Services, Ltd. ADR	53,066	2,053,124
		$24,789,838
Leisure Equipment & Products — 0.0%
Eastman Kodak Co.	19,707	441,437
Mattel, Inc.	4,756	93,693
		$535,130
Life Sciences Tools & Services — 0.1%
Millipore Corp. (1)	9,704	594,855
PerkinElmer, Inc.	28,152	532,917
Waters Corp. (1)	13,273	601,001
		$1,728,773
Machinery — 1.7%
Caterpillar, Inc.	110,370	7,262,346
Danaher Corp.	58,451	4,013,830
Deere & Co.	56,159	4,712,302
Eaton Corp.	58,699	4,041,426
		$20,029,904
Media — 5.1%
CBS Corp., Class B	66,548	1,874,657
Comcast Corp., Class A (1)	423,498	15,605,901
Dow Jones & Co., Inc.	21,109	707,996
McGraw-Hill Cos., Inc.	8,885	515,597
Meredith Corp.	10,785	532,024
NTL, Inc.	239,209	6,083,085
Omnicom Group, Inc.	40,734	3,812,702
Sirius Satellite Radio, Inc. (1)	728,642	2,848,990
Time Warner, Inc.	461,816	8,418,906
TiVo, Inc. (1)	326,806	2,480,458

Univision Communications, Inc., Class A (1)	94,667	$3,250,865
Viacom, Inc., Class B (1)	62,696	2,331,037
Walt Disney Co.	370,224	11,443,624
		$59,905,842
Metals & Mining — 0.8%
Freeport-McMoRan Copper & Gold, Inc., Class B	126,002	6,710,867
Nucor Corp.	52,354	2,590,999
		$9,301,866
Multiline Retail — 1.5%
Federated Department Stores, Inc.	55,726	2,407,920
J.C. Penney Company, Inc.	34,690	2,372,449
Nordstrom, Inc.	87,000	3,680,100
Sears Holdings Corp. (1)	55,188	8,724,671
		$17,185,140
Multi-Utilities — 1.6%
Ameren Corp.	117,357	6,195,276
Duke Energy Corp.	75,502	2,280,160
KeySpan Corp.	19,542	803,958
NiSource, Inc.	233,391	5,073,920
PG&E Corp.	6,785	282,595
Public Service Enterprise Group, Inc.	77,955	4,770,066
		$19,405,975
Office Electronics — 0.1%
Xerox Corp. (1)	98,889	1,538,713
		$1,538,713
Oil, Gas & Consumable Fuels — 4.1%
Chevron Corp.	55,781	3,617,956
ConocoPhillips	180,588	10,750,404
EOG Resources, Inc.	34,122	2,219,636
Exxon Mobil Corp.	382,496	25,665,482
Hugoton Royalty Trust	3,445	90,776
Sunoco Inc.	9,132	567,919
Valero Energy Corp.	11,660	600,140
Williams Cos., Inc.	218,252	5,209,675
XTO Energy, Inc.	4,834	203,656
		$48,925,644
Paper and Forest Products — 0.1%
MeadWestvaco Corp.	45,728	1,212,249
		$1,212,249
Personal Products — 0.0%
Nu Skin Enterprises, Inc., Class A	20,342	356,392
		$356,392

Pharmaceuticals — 4.9%
Abbott Laboratories	122,167	$5,932,430
Allergan, Inc.	6,128	690,074
Bristol-Myers Squibb Co.	331,596	8,263,372
Eli Lilly & Co.	92,218	5,256,426
Endo Pharmaceuticals Holdings, Inc. (1)	31,975	1,040,786
Forest Laboratories, Inc. (1)	32,914	1,665,778
Johnson & Johnson Co.	143,589	9,324,670
Mylan Laboratories, Inc.	27,473	553,031
Pfizer, Inc.	528,005	14,974,222
Valeant Pharmaceuticals International	64,803	1,281,803
Wyeth	178,308	9,065,179
		$58,047,771
Real Estate Investment Trusts (REITs) — 0.2%
Host Hotels & Resorts, Inc.	19,942	457,270
Plum Creek Timber Co., Inc.	14,401	490,210
Simon Property Group, Inc.	19,298	1,748,785
		$2,696,265
Road & Rail — 0.2%
CSX Corp.	24,910	817,795
Norfolk Southern Corp.	17,741	781,491
Ryder System, Inc.	10,708	553,389
		$2,152,675
Semiconductors & Semiconductor Equipment — 6.6%
Analog Devices, Inc.	144,139	4,236,245
Applied Materials, Inc.	669,505	11,870,324
ASML Holding N.V. (1)	130,002	3,026,447
Atheros Communications, Inc. (1)	44,676	809,976
Intel Corp.	881,116	18,124,556
Intersil Corp., Class A	25,657	629,879
KLA-Tencor Corp.	188,098	8,364,718
LSI Logic Corp. (1)	140,907	1,158,256
Marvell Technology Group, Ltd. (1)	238,380	4,617,421
Maxim Integrated Products, Inc.	262,593	7,370,986
MEMC Electronic Materials, Inc. (1)	59,262	2,170,767
Micron Technology, Inc. (1)	125,916	2,190,938
National Semiconductor Corp.	106,880	2,514,886
NVIDIA Corp. (1)	205,118	6,069,442
PMC-Sierra, Inc. (1)	132,829	789,004
STMicroelectronics N.V.	85,975	1,483,929
Teradyne, Inc. (1)	127,301	1,675,281
Tessera Technologies, Inc. (1)	26,142	909,219
		$78,012,274

Software — 8.0%
Activision, Inc. (1)	56,934	$859,703
Adobe Systems, Inc. (1)	255,331	9,562,146
BMC Software, Inc. (1)	30,550	831,571
Business Objects SA ADR (1)	42,163	1,437,337
Compuware Corp. (1)	87,217	679,420
i2 Technologies, Inc. (1)	88,398	1,655,695
Microsoft Corp.	1,996,930	54,576,097
Oracle Corp. (1)	1,395,748	24,760,570
Symantec Corp. (1)	16,314	347,162
Wind River Systems, Inc. (1)	63,851	683,844
		$95,393,545
Specialty Retail — 2.0%
Bed Bath and Beyond, Inc. (1)	184,051	7,041,791
Best Buy Co., Inc.	87,871	4,706,371
Gap, Inc.	174,362	3,304,160
Lowe’s Companies, Inc.	169,876	4,766,721
Men’s Wearhouse, Inc.	32,380	1,204,860
Stein Mart, Inc.	23,963	364,477
Tiffany & Co.	16,186	537,375
TJX Companies, Inc.	84,338	2,363,994
		$24,289,749
Textiles, Apparel & Luxury Goods — 0.3%
Coach, Inc. (1)	22,579	776,718
Hanesbrands, Inc. (1)	17,606	396,311
NIKE, Inc., Class B	28,394	2,487,882
		$3,660,911
Thrifts & Mortgage Finance — 0.1%
Accredited Home Lenders (1)	12,096	434,730
Commercial Capital Bancorp	31,525	502,509
MGIC Investment Corp.	8,152	488,875
PMI Group, Inc.	6,174	270,483
		$1,696,597
Tobacco — 1.4%
Altria Group, Inc.	102,975	7,882,736
Reynolds American, Inc.	105,132	6,515,030
UST, Inc.	32,501	1,782,030
		$16,179,796
Trading Companies & Distributors — 0.1%
WW Grainger, Inc.	9,595	643,057
		$643,057

Wireless Telecommunication Services — 0.6%
NII Holdings, Inc. (1)	42,377	$2,634,154
Sprint Nextel Corp.	248,609	4,263,644
		$6,897,798
Total Common Stocks (identified cost $1,086,281,250)		$1,205,449,053
Total Investments — 101.7% (identified cost $1,086,281,250)		$1,205,449,053

Covered Call Options Written — (2.0%)

	Number of	Premium
Type of Contract	Contracts	Received	Value
Nasdaq 100 Index, Expires 10/21/06, Strike 1,625.00	505	$1,716,192	$2,363,400
Nasdaq 100, Expires 10/21/06, Strike 1,640.00	1,183	3,614,658	4,335,695
Nasdaq 100, Expires 10/21/06, Strike 1,650.00	1,209	3,053,582	3,651,180
S & P 500 Index, Expires 10/21/06, Strike 1,315.00	712	1,208,976	2,356,720
S & P 500 Index, Expires 10/21/06, Strike 1,320.00	1,552	2,609,736	4,004,160
S & P 500, Expires 10/21/06, Strike 1,325.00	3,087	4,564,351	6,822,270
Total Call Options Written (premiums received $16,767,495)			$(23,533,425)
Other Assets, Less Liabilities — 0.3%			$3,934,823
Net Assets — 100.0%			$1,185,850,451

ADR	-	American Depository Receipt
REITs	-	Real Estate Investment Trusts
(1)		Non-income producing security.

The cost and unrealized appreciation (depreciation) in value of the investments owned at September 30, 2006, as computed on a federal income tax basis, were as follows:

Aggregate cost	$1,086,287,199
Gross unrealized appreciation	$147,404,977
Gross unrealized depreciation	(28,243,123)
Net unrealized appreciation	$119,161,854

Written call option activity for the nine months ended September 30, 2006 was as follows:

	Number of Contracts	Premiums Received
Outstanding, beginning of period	8,649	$17,480,251
Options written	76,639	144,825,823
Options terminated in closing purchase transactions	(77,040)	(145,538,579)
Outstanding, end of period	8,248	$16,767,495

All of the assets of the Fund are subject to segregation to satisfy the requirements of the escrow agent. At September 30, 2006, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Tax-Managed Buy-Write Opportunities Fund

By:	/s/ Duncan W. Richardson
Duncan W. Richardson
President and Principal Executive Officer
Date:	November 22, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Duncan W. Richardson
Duncan W. Richardson
President and Principal Executive Officer
Date:	November 22, 2006
By:	/s/ Barbara E. Campbell
Barbara E. Campbell
Treasurer and Principal Financial Officer
Date:	November 22, 2006